Business Segment Information	12 Months Ended
Dec. 31, 2013
Business Segment Information
17. Business Segment Information

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.  The Company also provides laboratory services through its central laboratory business, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China.

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information. Historically, the Group organized, operated and assessed its business in two segments, the clinical research segment and the central laboratory segment.  In Q1 2013 the Group consolidated and reclassified the results of the former central laboratory segment into the clinical research segment as the central laboratory segment does not reach the thresholds of net revenue, income from operations and total assets as a requirement for being reported as a separate segment.  Management determined that its clinical research and central laboratory businesses operate in the same clinical research market, have a similar customer profile, are subject to the same regulatory environment, support the development of new clinical therapies and are so economically similar, reporting their results on an aggregated basis would be more useful to users of the Company’s financial statements.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Belgium, Turkey, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at December 31, 2013 and December 31, 2012 and for the years ended December 31, 2013, December 31, 2012 and December 31, 2011 is as follows:

a)  The distribution of net revenue by geographical area was as follows:

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Ireland	$272,683	$171,977	$88,869
Rest of Europe	333,543	338,537	348,492
U.S.	582,250	471,700	393,957
Other	147,582	132,792	114,411
Total	$1,336,058	$1,115,006	$945,729

b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Ireland	$81,811	$9,659	$(34,703)
Rest of Europe	2,831	29,240	32,175
U.S.	29,472	21,036	24,874
Other	7,053	8,082	7,097
Total	$121,167	$68,017	$29,443

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Ireland	$82,867	$11,733	$(33,139)
Rest of Europe	6,269	29,786	35,175
U.S.	33,564	23,687	30,127
Other	7,500	8,447	7,097
Total	$130,200	$73,653	$39,260

d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31,	December 31,
	2013	2012
	(in thousands)
Ireland	$103,868	$110,369
Rest of Europe	14,630	16,115
U.S.	33,947	32,400
Other	8,385	9,489
Total	$160,830	$168,373

e) The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Ireland	$19,826	$17,885	$15,192
Rest of Europe	6,595	7,211	7,057
U.S.	16,233	13,865	12,427
Other	3,860	3,862	4,006
Total	$46,514	$42,823	$38,682

f)    The distribution of total assets by geographical area was as follows:

	December 31,	December 31,
	2013	2012
	(in thousands)
Ireland	$581,568	$476,159
Rest of Europe	321,661	236,305
U.S.	486,232	437,756
Other	52,999	51,888
Total	$1,442,460	$1,202,108

g) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Ireland	$3,976	$12,406	$16,987
Rest of Europe	1,887	2,506	4,795
U.S.	20,842	13,389	10,222
Other	2,783	4,725	4,001
Total	$29,488	$33,026	$36,005

h) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.

	Year ended
	December	December	December
	2013	2012	2011

Client A	26%	18%	*

Client B	10%	12%	13%

* Net revenue did not exceed 10%.

i) The distribution of interest income by geographical area was as follows:

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Ireland	$355	$464	$762
Rest of Europe	501	661	364
U.S.	-	3	18
Other	130	23	50
Total	$986	$1,151	$1,194

j) The distribution of the tax charge by geographical area was as follows:

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)
Ireland	$11,073	$1,216	$(3,475)
Rest of Europe	(7)	3,298	657
U.S.	5,072	3,669	4,656
Other	1,915	3,618	4,277
Total	$18,053	$11,801	$6,115